UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2022

CLEARBRIDGE

VALUE TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Value Trust for the six-month reporting period ended April 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

II	ClearBridge Value Trust

Performance review

For the six months ended April 30, 2022, Class C shares of ClearBridge Value Trust, excluding sales charges, returned -5.89%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexi, returned -3.94% for the same period. The Lipper Multi-Cap Value Funds Category Averageii returned -3.46% over the same time frame.

Performance Snapshot as of April 30, 2022 (unaudited)
(excluding sales charges)	6 months
ClearBridge Value Trust:
Class A	-5.58%
Class C	-5.89%
Class FI	-5.64%
Class R	-5.75%
Class I	-5.46%
Russell 1000 Value Index	-3.94%
Lipper Multi-Cap Value Funds Category Average	-3.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R and Class I shares were 1.04%, 1.75%, 1.14%, 1.41% and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares and 0.80% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable

ClearBridge Value Trust	III

Performance review (cont’d)

in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

RISKS: Equity securities are subject to market and price fluctuations. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. Additional risks may include those risks associated with investing in small and mid-sized companies and foreign investments. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Russell 1000 Index measures the performance of the large-cap value segment of the U.S. equity universe. It represents approximately 92% of the U.S. market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 632 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Value Trust

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2022 and October 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Value Trust 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2021 and held for the six months ended April 30, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-5.58%	$1,000.00	$944.20	1.03%	$4.97	Class A	5.00%	$1,000.00	$1,019.69	1.03%	$5.16
Class C	-5.89	1,000.00	941.10	1.75	8.42	Class C	5.00	1,000.00	1,016.12	1.75	8.75
Class FI	-5.64	1,000.00	943.60	1.15	5.54	Class FI	5.00	1,000.00	1,019.09	1.15	5.76
Class R	-5.75	1,000.00	942.50	1.40	6.74	Class R	5.00	1,000.00	1,017.85	1.40	7.00
Class I	-5.46	1,000.00	945.40	0.78	3.76	Class I	5.00	1,000.00	1,020.93	0.78	3.91

2	ClearBridge Value Trust 2022 Semi-Annual Report

[1]	For the six months ended April 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Value Trust 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2022

ClearBridge Value Trust

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 4.5%
Interactive Media & Services — 3.1%
Alphabet Inc., Class C Shares	12,000	$27,591,960	*
Meta Platforms Inc., Class A Shares	100,000	20,047,000	*
TripAdvisor Inc.	500,000	12,835,000	*
Total Interactive Media & Services		60,473,960
Wireless Telecommunication Services — 1.4%
T-Mobile US Inc.	220,000	27,090,800	*
Total Communication Services		87,564,760
Consumer Discretionary — 6.9%
Automobiles — 1.1%
General Motors Co.	550,000	20,850,500	*
Hotels, Restaurants & Leisure — 3.0%
Bloomin’ Brands Inc.	900,000	19,791,000
Melco Resorts & Entertainment Ltd., ADR	1,000,000	5,720,000	*
MGM Resorts International	800,000	32,832,000
Total Hotels, Restaurants & Leisure		58,343,000
Household Durables — 1.1%
Sony Group Corp., ADR	250,000	21,512,500
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd., ADR	200,000	19,418,000	*
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.	300,000	14,310,000	*
Total Consumer Discretionary		134,434,000
Consumer Staples — 3.0%
Beverages — 1.3%
Constellation Brands Inc., Class A Shares	100,000	24,609,000
Personal Products — 1.7%
Coty Inc., Class A Shares	4,000,000	32,440,000	*
Total Consumer Staples		57,049,000
Energy — 15.5%
Energy Equipment & Services — 3.5%
Baker Hughes Co.	900,000	27,918,000
Schlumberger NV	1,000,000	39,010,000
Total Energy Equipment & Services		66,928,000
Oil, Gas & Consumable Fuels — 12.0%
Energy Transfer LP	4,000,000	44,320,000
EQT Corp.	1,600,000	63,600,000
Hess Corp.	250,000	25,767,500

See Notes to Financial Statements.

4	ClearBridge Value Trust 2022 Semi-Annual Report

ClearBridge Value Trust

(Percentages shown based on Fund net assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co.	300,000	$69,741,000
TotalEnergies SE, ADR	600,000	29,226,000
Total Oil, Gas & Consumable Fuels		232,654,500
Total Energy		299,582,500
Financials — 20.6%
Banks — 8.3%
Bank of America Corp.	1,500,000	53,520,000
Signature Bank	175,000	42,393,750
Wells Fargo & Co.	1,500,000	65,445,000
Total Banks		161,358,750
Capital Markets — 1.6%
Charles Schwab Corp.	475,000	31,506,750
Consumer Finance — 3.7%
OneMain Holdings Inc.	750,000	34,447,500
Synchrony Financial	1,000,000	36,810,000
Total Consumer Finance		71,257,500
Diversified Financial Services — 2.6%
East Resources Acquisition Co.	1,000,000	10,030,000	*
Equitable Holdings Inc.	1,400,000	40,362,000
Total Diversified Financial Services		50,392,000
Insurance — 4.4%
American International Group Inc.	1,100,000	64,361,000
Unum Group	700,000	21,364,000
Total Insurance		85,725,000
Total Financials		400,240,000
Health Care — 18.1%
Biotechnology — 7.8%
AbbVie Inc.	310,000	45,532,800
Biogen Inc.	40,000	8,297,600	*
BioMarin Pharmaceutical Inc.	450,000	36,607,500	*
Horizon Therapeutics PLC	200,000	19,712,000	*
Vertex Pharmaceuticals Inc.	150,000	40,983,000	*
Total Biotechnology		151,132,900
Health Care Equipment & Supplies — 3.7%
Medtronic PLC	350,000	36,526,000
Zimmer Biomet Holdings Inc.	300,000	36,225,000
Total Health Care Equipment & Supplies		72,751,000

See Notes to Financial Statements.

ClearBridge Value Trust 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2022

ClearBridge Value Trust

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — 4.1%
Cigna Corp.	125,000	$30,847,500
UnitedHealth Group Inc.	95,000	48,312,250
Total Health Care Providers & Services		79,159,750
Pharmaceuticals — 2.5%
Pfizer Inc.	980,000	48,088,600
Total Health Care		351,132,250
Industrials — 7.4%
Construction & Engineering — 1.2%
Quanta Services Inc.	200,000	23,196,000
Industrial Conglomerates — 1.9%
General Electric Co.	500,000	37,275,000
Machinery — 1.3%
CNH Industrial NV	1,800,000	25,542,000
Road & Rail — 2.0%
Uber Technologies Inc.	1,200,000	37,776,000	*
Trading Companies & Distributors — 1.0%
Marubeni Corp.	1,799,940	19,697,722	(a)
Total Industrials		143,486,722
Information Technology — 10.6%
Communications Equipment — 1.8%
Cisco Systems Inc.	700,000	34,286,000
IT Services — 3.6%
DXC Technology Co.	1,400,000	40,180,000	*
Fiserv Inc.	300,000	29,376,000	*
Total IT Services		69,556,000
Semiconductors & Semiconductor Equipment — 1.5%
Enphase Energy Inc.	100,000	16,140,000	*
SolarEdge Technologies Inc.	50,000	12,520,500	*
Total Semiconductors & Semiconductor Equipment		28,660,500
Software — 3.7%
Oracle Corp.	500,000	36,700,000
Splunk Inc.	180,000	21,963,600	*
VMware Inc., Class A Shares	125,000	13,505,000
Total Software		72,168,600
Total Information Technology		204,671,100

See Notes to Financial Statements.

6	ClearBridge Value Trust 2022 Semi-Annual Report

ClearBridge Value Trust

(Percentages shown based on Fund net assets)

Security		Shares	Value
Materials — 6.3%
Chemicals — 1.9%
Air Liquide SA		100,000	$17,264,298	(a)
Mosaic Co.		300,000	18,726,000
Total Chemicals			35,990,298
Metals & Mining — 4.4%
Freeport-McMoRan Inc.		1,200,000	48,660,000
Royal Gold Inc.		288,771	37,678,840
Total Metals & Mining			86,338,840
Total Materials			122,329,138
Real Estate — 1.0%
Real Estate Management & Development — 1.0%
Howard Hughes Corp.		200,000	20,058,000	*
Utilities — 4.8%
Electric Utilities — 1.6%
American Electric Power Co. Inc.		300,000	29,733,000
Independent Power and Renewable Electricity Producers — 3.2%
AES Corp.		1,600,000	32,672,000
Vistra Corp.		1,200,000	30,024,000
Total Independent Power and Renewable Electricity Producers			62,696,000
Total Utilities			92,429,000
Total Common Stocks (Cost — $1,486,575,436)			1,912,976,470

	Rate
Preferred Stocks — 0.8%
Consumer Discretionary — 0.8%
Automobiles — 0.8%
Volkswagen AG (Cost — $17,021,850)	5.084%	100,000	15,687,961	(a)(b)
Total Investments before Short-Term Investments (Cost — $1,503,597,286)			1,928,664,431
Short-Term Investments — 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.305%	6,687,531	6,687,531
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.385%	1,671,883	1,671,883	(c)
Total Short-Term Investments (Cost — $8,359,414)			8,359,414
Total Investments — 99.9% (Cost — $1,511,956,700)			1,937,023,845
Other Assets in Excess of Liabilities — 0.1%			2,316,654
Total Net Assets — 100.0%			$1,939,340,499

See Notes to Financial Statements.

ClearBridge Value Trust 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2022

ClearBridge Value Trust

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	The rate shown represents the yield as of April 30, 2022.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2022, the total market value of investments in Affiliated Companies was $1,671,883 and the cost was $1,671,883 (Note 8).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

See Notes to Financial Statements.

8	ClearBridge Value Trust 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $1,510,284,817)	$1,935,351,962
Investments in affiliated securities, at value (Cost — $1,671,883)	1,671,883
Receivable for securities sold	11,952,804
Dividends receivable from unaffiliated investments	2,800,735
Receivable for Fund shares sold	1,316,270
Dividends receivable from affiliated investments	490
Other assets	115,796
Prepaid expenses	41,274
Total Assets	1,953,251,214

Liabilities:
Payable for securities purchased	11,188,748
Investment management fee payable	1,198,798
Payable for Fund shares repurchased	489,888
Service and/or distribution fees payable	396,158
Trustees’ fees payable	5,090
Accrued expenses	632,033
Total Liabilities	13,910,715
Total Net Assets	$1,939,340,499

Net Assets:
Par value (Note 7)	$202
Paid-in capital in excess of par value	1,405,320,722
Total distributable earnings (loss)	534,019,575
Total Net Assets	$1,939,340,499

See Notes to Financial Statements.

ClearBridge Value Trust 2022 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2022

Net Assets:
Class A	$1,473,185,964
Class C	$80,563,385
Class FI	$10,641,162
Class R	$6,301,983
Class I	$368,648,005

Shares Outstanding:
Class A	15,936,459
Class C	896,228
Class FI	97,403
Class R	58,690
Class I	3,241,449

Net Asset Value:
Class A (and redemption price)	$92.44
Class C*	$89.89
Class FI (and redemption price)	$109.25
Class R (and redemption price)	$107.38
Class I (and redemption price)	$113.73
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%; 5.50% effective August 15, 2022)	$98.08

*	Redemption price per share is NAV of Class C shares reduced by a 0.95% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Value Trust 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2022

Investment Income:
Dividends from unaffiliated investments	$16,841,107
Dividends from affiliated investments	890
Less: Foreign taxes withheld	(233,808)
Total Investment Income	16,608,189

Expenses:
Investment management fee (Note 2)	7,155,828
Service and/or distribution fees (Notes 2 and 5)	2,438,616
Transfer agent fees (Note 5)	802,391
Trustees’ fees	74,009
Fund accounting fees	47,461
Registration fees	47,260
Legal fees	36,600
Audit and tax fees	21,995
Shareholder reports	9,717
Custody fees	6,817
Insurance	6,022
Commitment fees (Note 9)	1,386
Interest expense	794
Miscellaneous expenses	6,754
Total Expenses	10,655,650
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(96,354)
Net Expenses	10,559,296
Net Investment Income	6,048,893

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	122,523,929
Foreign currency transactions	(56,398)
Net Realized Gain	122,467,531
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(245,289,829)
Foreign currencies	(47,912)
Change in Net Unrealized Appreciation (Depreciation)	(245,337,741)
Net Loss on Investments and Foreign Currency Transactions	(122,870,210)
Decrease in Net Assets From Operations	$(116,821,317)

See Notes to Financial Statements.

ClearBridge Value Trust 2022 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2022 (unaudited) and the Year Ended October 31, 2021	2022	2021

Operations:
Net investment income	$6,048,893	$14,789,923
Net realized gain	122,467,531	305,571,602
Change in net unrealized appreciation (depreciation)	(245,337,741)	513,195,884
Increase (Decrease) in Net Assets From Operations	(116,821,317)	833,557,409

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(321,147,044)	(106,039,958)
Decrease in Net Assets From Distributions to Shareholders	(321,147,044)	(106,039,958)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	55,047,994	190,042,459
Reinvestment of distributions	308,108,306	100,910,963
Cost of shares repurchased	(148,523,215)	(331,159,920)
Increase (Decrease) in Net Assets From Fund Share Transactions	214,633,085	(40,206,498)
Increase (Decrease) in Net Assets	(223,335,276)	687,310,953

Net Assets:
Beginning of period	2,162,675,775	1,475,364,822
End of period	$1,939,340,499	$2,162,675,775

See Notes to Financial Statements.

12	ClearBridge Value Trust 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$116.60	$78.55	$82.99	$76.54	$78.68	$66.88

Income (loss) from operations:
Net investment income	0.29	0.77	0.70	0.71	0.42	0.40
Net realized and unrealized gain (loss)	(6.51)	43.15	(4.67)	7.04	(2.16)	12.06
Total income (loss) from operations	(6.22)	43.92	(3.97)	7.75	(1.74)	12.46

Less distributions from:
Net investment income	(0.83)	(0.83)	(0.47)	(0.39)	(0.40)	(0.66)
Net realized gains	(17.11)	(5.04)	—	(0.91)	—	—
Total distributions	(17.94)	(5.87)	(0.47)	(1.30)	(0.40)	(0.66)

Net asset value, end of period	$92.44	$116.60	$78.55	$82.99	$76.54	$78.68
Total return[3]	(5.58)%	57.96%	(4.81)%	10.29%	(2.22)%	18.72%

Net assets, end of period (millions)	$1,473	$1,631	$1,089	$1,221	$432	$488

Ratios to average net assets:
Gross expenses	1.04%[4]	1.04%	1.07%	1.07%	1.06%	1.04%
Net expenses[5,6]	1.03 [4]	1.03	1.05	1.05	1.04	1.03
Net investment income	0.57 [4]	0.73	0.89	0.88	0.51	0.53

Portfolio turnover rate	30%	54%	74%	29%	27%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

ClearBridge Value Trust 2022 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$113.37	$76.48	$80.91	$74.73	$76.95	$65.34

Income (loss) from operations:
Net investment income (loss)	(0.07)	0.03	0.16	0.08	(0.13)	(0.13)
Net realized and unrealized gain (loss)	(6.30)	42.07	(4.59)	7.01	(2.09)	11.81
Total income (loss) from operations	(6.37)	42.10	(4.43)	7.09	(2.22)	11.68

Less distributions from:
Net investment income	—	(0.17)	—	—	—	(0.07)
Net realized gains	(17.11)	(5.04)	—	(0.91)	—	—
Total distributions	(17.11)	(5.21)	—	(0.91)	—	(0.07)

Net asset value, end of period	$89.89	$113.37	$76.48	$80.91	$74.73	$76.95
Total return[3]	(5.89)%	56.85%	(5.48)%	9.62%	(2.89)%	17.87%

Net assets, end of period (000s)	$80,563	$99,285	$112,950	$219,081	$1,055,441	$1,272,744

Ratios to average net assets:
Gross expenses	1.76%[4]	1.75%	1.77%	1.74%	1.74%	1.76%
Net expenses[5,6]	1.75 [4]	1.73	1.75	1.72	1.72	1.74
Net investment income (loss)	(0.15) [4]	0.03	0.20	0.11	(0.17)	(0.18)

Portfolio turnover rate	30%	54%	74%	29%	27%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

14	ClearBridge Value Trust 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$134.24	$89.63	$94.50	$87.04	$89.35	$75.75

Income (loss) from operations:
Net investment income	0.27	0.76	0.71	0.68	0.42	0.38
Net realized and unrealized gain (loss)	(7.54)	49.51	(5.34)	8.06	(2.46)	13.69
Total income (loss) from operations	(7.27)	50.27	(4.63)	8.74	(2.04)	14.07

Less distributions from:
Net investment income	(0.61)	(0.62)	(0.24)	(0.37)	(0.27)	(0.47)
Net realized gains	(17.11)	(5.04)	—	(0.91)	—	—
Total distributions	(17.72)	(5.66)	(0.24)	(1.28)	(0.27)	(0.47)

Net asset value, end of period	$109.25	$134.24	$89.63	$94.50	$87.04	$89.35
Total return[3]	(5.64)%	57.81%	(4.92)%	10.22%	(2.30)%	18.62%

Net assets, end of period (000s)	$10,641	$11,408	$8,051	$13,041	$14,343	$14,176

Ratios to average net assets:
Gross expenses	1.17%[4]	1.14%	1.17%	1.15%	1.13%	1.13%
Net expenses[5,6]	1.15 [4]	1.13	1.15	1.14	1.12	1.12
Net investment income	0.45 [4]	0.63	0.79	0.75	0.45	0.44

Portfolio turnover rate	30%	54%	74%	29%	27%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

ClearBridge Value Trust 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$132.01	$88.37	$93.18	$85.69	$87.99	$74.62

Income (loss) from operations:
Net investment income	0.13	0.43	0.48	0.45	0.16	0.16
Net realized and unrealized gain (loss)	(7.41)	48.78	(5.28)	7.95	(2.40)	13.50
Total income (loss) from operations	(7.28)	49.21	(4.80)	8.40	(2.24)	13.66

Less distributions from:
Net investment income	(0.24)	(0.53)	(0.01)	—	(0.06)	(0.29)
Net realized gains	(17.11)	(5.04)	—	(0.91)	—	—
Total distributions	(17.35)	(5.57)	(0.01)	(0.91)	(0.06)	(0.29)

Net asset value, end of period	$107.38	$132.01	$88.37	$93.18	$85.69	$87.99
Total return[3]	(5.75)%	57.37%	(5.14)%	9.92%	(2.55)%	18.32%

Net assets, end of period (000s)	$6,302	$8,894	$5,817	$7,434	$11,388	$13,767

Ratios to average net assets:
Gross expenses	1.43%[4]	1.41%	1.46%[5]	1.43%	1.42%	1.43%[5]
Net expenses[6,7]	1.40 [4]	1.40	1.40 [5]	1.40	1.38	1.36 [5]
Net investment income	0.22 [4]	0.36	0.54	0.50	0.18	0.19

Portfolio turnover rate	30%	54%	74%	29%	27%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

16	ClearBridge Value Trust 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$139.30	$92.83	$97.86	$90.06	$92.43	$78.37

Income (loss) from operations:
Net investment income	0.50	1.24	1.06	1.00	0.73	0.67
Net realized and unrealized gain (loss)	(7.84)	51.25	(5.50)	8.35	(2.54)	14.15
Total income (loss) from operations	(7.34)	52.49	(4.44)	9.35	(1.81)	14.82

Less distributions from:
Net investment income	(1.12)	(0.98)	(0.59)	(0.64)	(0.56)	(0.76)
Net realized gains	(17.11)	(5.04)	—	(0.91)	—	—
Total distributions	(18.23)	(6.02)	(0.59)	(1.55)	(0.56)	(0.76)

Net asset value, end of period	$113.73	$139.30	$92.83	$97.86	$90.06	$92.43
Total return[3]	(5.46)%	58.34%	(4.58)%	10.58%	(1.98)%	19.00%

Net assets, end of period (millions)	$369	$412	$260	$347	$541	$588

Ratios to average net assets:
Gross expenses	0.79%[4]	0.80%[5]	0.83%[5]	0.84%[5]	0.82%[5]	0.82%[5]
Net expenses[6,7]	0.78 [4]	0.79 [5]	0.80 [5]	0.80 [5]	0.80 [5]	0.80 [5]
Net investment income	0.81 [4]	0.98	1.14	1.07	0.76	0.76

Portfolio turnover rate	30%	54%	74%	29%	27%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

ClearBridge Value Trust 2022 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18	ClearBridge Value Trust 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Value Trust 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Financials	$390,210,000	$10,030,000	—	$400,240,000
Industrials	123,789,000	19,697,722	—	143,486,722
Materials	105,064,840	17,264,298	—	122,329,138
Other Common Stocks	1,246,920,610	—	—	1,246,920,610
Preferred Stocks	—	15,687,961	—	15,687,961
Total Long-Term Investments	1,865,984,450	62,679,981	—	1,928,664,431
Short-Term Investments†	8,359,414	—	—	8,359,414
Total Investments	$1,874,343,864	$62,679,981	—	$1,937,023,845

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

20	ClearBridge Value Trust 2022 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Return of capital estimates. Distributions received from the Fund’s investments in certain securities, most notably Master Limited Partnerships (“MLPs”) and Real Estate Investment Trusts (“REITs”), generally are comprised of income, realized gains and/or return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each issuer and other industry sources. These estimates may subsequently be revised based on information received from the issuers after their tax reporting periods are concluded.

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

ClearBridge Value Trust 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge Investments, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual management fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and LMPFA. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to it by ClearBridge. ClearBridge, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

22	ClearBridge Value Trust 2022 Semi-Annual Report

The Fund’s agreement with ClearBridge provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements are not subject to recapture.

As a result of expense limitation arrangements between the Fund and ClearBridge, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R and Class I shares did not exceed 1.15%, 1.90%, 1.15%, 1.40% and 0.80%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2022, fees waived and/or expenses reimbursed amounted to $96,354, which included an affiliated money market fund waiver of $786.

ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge and respective dates of expiration as follows:

	Class FI	Class R
Expires October 31, 2022	—	—
Expires October 31, 2023	—	$2,468
Expires October 31, 2024	—	53
Expires October 31, 2025	$595	1,044
Total fee waivers/expense reimbursements subject to recapture	$595	$3,565

For the six months ended April 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% (5.50% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 0.95% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs

ClearBridge Value Trust 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$9,739	—
CDSCs	—	$885

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$621,979,761
Sales	730,549,858

At April 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,511,956,700	$474,614,054	$(49,546,909)	$425,067,145

4. Derivative instruments and hedging activities

During the six months ended April 30, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.95%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

24	ClearBridge Value Trust 2022 Semi-Annual Report

For the six months ended April 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,969,645	†	$577,514
Class C	434,010	†	45,715
Class FI	13,962		11,370
Class R	20,999		9,114
Class I	—		158,678
Total	$2,438,616		$802,391

†

Amounts shown are exclusive of expense reimbursements. For the six months ended April 30, 2022, the service and/or distribution fees reimbursed amounted to $495 and $165 for Class A and Class C shares, respectively.

For the six months ended April 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$71,769
Class C	4,289
Class FI	1,101
Class R	1,423
Class I	17,772
Total	$96,354

6. Distributions to shareholders by class

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Net Investment Income:
Class A	$11,610,972	$11,438,983
Class C	—	236,881
Class FI	51,105	54,491
Class R	15,726	34,955
Class I	3,322,199	2,734,694
Total	$15,000,002	$14,500,004

Net Realized Gains:
Class A	$238,228,098	$69,528,179
Class C	14,728,165	6,995,838
Class FI	1,435,134	446,218
Class R	1,144,864	333,920
Class I	50,610,781	14,235,799
Total	$306,147,042	$91,539,954

ClearBridge Value Trust 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At April 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	248,517	$24,703,042	682,939	$73,077,131
Shares issued on reinvestment	2,546,630	239,255,877	843,203	77,445,877
Shares repurchased	(844,364)	(83,348,030)	(1,400,070)	(144,994,730)
Net increase	1,950,783	$180,610,889	126,072	$5,528,278

Class C
Shares sold	32,372	$3,216,682	45,242	$4,797,906
Shares issued on reinvestment	150,816	13,816,265	77,145	6,923,719
Shares repurchased	(162,695)	(15,887,831)	(723,519)	(75,094,403)
Net increase (decrease)	20,493	$1,145,116	(601,132)	$(63,372,778)

Class FI
Shares sold	11,558	$1,357,234	23,738	$3,049,860
Shares issued on reinvestment	13,332	1,481,083	4,715	499,080
Shares repurchased	(12,466)	(1,474,223)	(33,297)	(4,081,309)
Net increase (decrease)	12,424	$1,364,094	(4,844)	$(532,369)

Class R
Shares sold	1,270	$146,204	3,587	$414,405
Shares issued on reinvestment	10,619	1,160,590	3,534	368,875
Shares repurchased	(20,573)	(2,269,927)	(5,573)	(682,874)
Net increase (decrease)	(8,684)	$(963,133)	1,548	$100,406

Class I
Shares sold	204,931	$25,624,832	844,259	$108,703,157
Shares issued on reinvestment	453,711	52,394,491	142,988	15,673,412
Shares repurchased	(376,958)	(45,543,204)	(826,356)	(106,306,604)
Net increase	281,684	$32,476,119	160,891	$18,069,965

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

26	ClearBridge Value Trust 2022 Semi-Annual Report

all or some portion of the six months ended April 30, 2022. The following transactions were effected in such company for the six months ended April 30, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,416,957	$38,853,333	38,853,333	$38,598,407	38,598,407

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$890	—	$1,671,883

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2022.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications

ClearBridge Value Trust 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

28	ClearBridge Value Trust 2022 Semi-Annual Report

ClearBridge

Value Trust

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager/adviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

ClearBridge Value Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Value Trust

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Value Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013672 6/22 SR22-4427

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 23, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: June 23, 2022